Summary of material accounting policies (Policies)	12 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Basis of preparation of the Consolidated Financial Statement

The CNV, through General Resolutions No. 562/09 and 576/10, has established the application of Technical Resolutions No. 26 and 29 of the FACPCE, which adopt the IFRS Accounting Standards issued by the IASB, for entities included in the public offering regime, either by their capital or their negotiable obligations, or those that have requested authorization to be included in the aforementioned regime.

 The application of these standards is mandatory for the Company, starting from the fiscal year beginning on July 1, 2012.

These Consolidated Financial Statements have been prepared in accordance with Technical Resolution No. 26 “Professional Accounting Standards: Adoption of the International Financial Reporting Standards (IFRS) of the International Accounting Standards Board (IASB).” The financial statements have been prepared in accordance with the accounting policies based on the IFRS Accounting Standards as issued by IASB and the CNV rules applicable as of June 30, 2026.

Additionally, certain matters required by the General Companies Law and/or CNV regulations have been included, among them the supplementary information provided in the last paragraph of Article 1, Chapter III, Title IV of CNV General Resolution No. 622/13. This information is included in the notes to these financial statements, as permitted by IFRS Accounting Standards.

IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting period, regardless of whether they are based on the historical cost method or the current cost method. In general terms, inflation must be applied to non-monetary items from the date of acquisition or from the revaluation date, as applicable. These requirements also apply to the comparative information presented in the financial statements.

Since Argentina has been considered a hyperinflationary economy for accounting purposes in accordance with IAS 29 guidelines since July 1, 2018, these Consolidated Financial Statements have been expressed in terms of the current unit of measurement as of June 30, 2026, in accordance with IAS 29.

The table below shows the evolution of the relevant indices in the last two fiscal years and as of June 30, 2026, according to the National Institute of Statistics and Census (INDEC), following the guidelines described in Resolution 539/18:

Price variation	June 30, 2024	June 30, 2025	June 30, 2026	Cumulative as of June 30, 2026(3 years)
Annual	272%	39%	34%	592%

The principal adjustment procedures for the application of IAS 29 are the following:

-	Monetary assets and liabilities recorded at the measuring unit as of the closing date of the consolidated financial statements are not restated, as they are already stated in terms of the current unit of measurement.
-	Non-monetary assets and liabilities recorded at cost as of the date of the consolidated financial statements, and equity components, are restated applying the relevant adjustment factors.

-	All items in the Consolidated Statement of Income and Other Comprehensive Income are restated by applying the relevant conversion factors.
-	The effect of inflation on the Company’s net monetary position is included in the Consolidated Statement of Income and Other Comprehensive Income under “Financial results, net,” in a separate line item called RECPAM.
-	Comparative figures have been adjusted for inflation following the same procedure described above.

(b) Current and non-current classification

The statement of financial position presents a distinction between current and non-current assets and liabilities, based on the entity’s operating cycle and the rights existing as of the reporting date. Assets and liabilities are classified as current when they are expected to be realized, settled, or when the entity has the right to do so within twelve months after the reporting period end.

For liabilities, classification is determined by whether, at the reporting date, the entity has the right to defer settlement for at least twelve months. Classification is not affected by management’s expectations or events occurring after the reporting date.

All other assets and liabilities are classified as non-current. Current and deferred income tax assets and liabilities are presented separately from each other and from other assets and liabilities, classified as current and non-current, respectively.

(c) Presentation currency

The Consolidated Financial Statements are presented in millions of Argentine Pesos. Unless otherwise stated or the context otherwise requires, references to ‘Peso amounts’ or ‘ARS’, are millions of Argentine Pesos, references to ‘USD’ or ‘US Dollars’ are millions of US Dollars, references to “BRL” are millions of Brazilian reais, and references to "NIS" are millions of New Israeli Shekels.

(d) Fiscal year

The fiscal year begins on July 1st and ends on June 30 of each year.

(e) Accounting policies

See Notes 2.2 through 2.27 for the accounting policies applicable to each item.

(f) Cash flows

The Group reports operating activities cash flows using the indirect method. Interest paid is presented within financing activities. Interest received on financing related to operating activities is presented within operating activities whereas the rest is presented within investing activities. The acquisitions and disposals of investment properties are disclosed within investing activities as this most appropriately reflects the Group’s business activities. Cash flows in respect to trading properties are disclosed within operating activities because these items are sold in the ordinary course of business.

(g) Use of estimates

The preparation of Financial Statements at a certain date requires Management to make estimates and judgements affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 3.

New accounting standards and amendments

The standards and amendments that may potentially have an impact on the Group at the time of application are outlined below.

Standards and amendments adopted by the Group

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to IAS 21 - Lack of Exchangeability

In August 2023, the IASB amended IAS 21 to add requirements to help entities to determine whether a currency is exchangeable into another currency, and the spot exchange rate to use when it is not. Prior to these amendments, IAS 21 set out the exchange rate to use when exchangeability is temporarily lacking, but not what to do when lack of exchangeability is not temporary.

06-30-2026

The adoption of these amendments has not had a material impact for the Group.

Standards and amendments not yet adopted by the Group

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:

(a) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

(b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

(c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

(d) update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI). The amendments in (b) are most relevant to financial institutions, but the amendments in (a), (c) and (d) are relevant to all entities.

Annual periods beginning on or after January 1, 2026. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
Annual Improvements to IFRS Accounting Standards – Volume 11

In September 2024, the IASB issued the Annual Improvements to IFRS Accounting Standards – Volume 11, which include narrow-scope amendments to several standards intended to clarify existing requirements, remove inconsistencies and improve consistency in their application. The main amendments are: Annual periods beginning on or after 1st January 2026. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements. (a) IFRS 1 – First-time Adoption of International Financial Reporting Standards: improvements to increase consistency between IFRS 1 and IFRS 9 regarding hedge accounting requirements and to enhance the understandability of IFRS 1; (b) IFRS 7 – Financial Instruments: Disclosures: amendments to improve the consistency of the terms and expressions used in the standard with those used in IFRS 13 Fair Value Measurement; (c) IFRS 9 – Financial Instruments: clarifications on the accounting for the derecognition of lease liabilities by a lessee when those liabilities are extinguished, as well as on certain inconsistencies between IFRS 9 and IFRS 15 Revenue from Contracts with Customers regarding the concept of "transaction price"; (d) IFRS 10 – Consolidated Financial Statements: clarifications on the requirements for determining when an entity acts as a "de facto agent"; and (e) IAS 7 – Statement of Cash Flows: replacement of the term "cost method" with "at cost", as the former is no longer defined in the IFRS Accounting Standards.

Annual periods beginning on or after January 1, 2026. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
IFRS 18 Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss. Annual periods beginning on or after 1st January 2027.

The key new concepts introduced in IFRS 18 relate to:

● the structure of the statement of profit or loss with defined subtotals;

● requirement to determine the most useful structured summary for presenting expenses in the statement of profit or loss;

● required disclosures in a single note within the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements (that is, management-defined performance measures); and

● enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. Management is currently assessing the impacts that the adoption of IFRS 18 could have on the presentation and disclosure of the financial statements, particularly in relation to the structure of the statement of profit or loss and certain disclosure requirements. As of the date of issuance of these Consolidated Financial Statements, such impact has not yet been determined.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
IFRS 19 Subsidiaries without Public Accountability: Disclosures

This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements; and it applies instead the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

A subsidiary is eligible if:

• it does not have public accountability; and

• it has an ultimate or intermediate parent that produces Consolidated Financial Statements available for public use that comply with IFRS Accounting Standards.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
Translation to a Hyperinflationary Presentation Currency – Amendments to IAS 21

In November 2025, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates. The amendments are intended to provide specific guidance for the translation of financial statements when the functional currency differs from the presentation currency, introducing requirements for certain situations that were not expressly addressed by the standard.

Among the main changes, the amendments establish that when an entity has a functional currency of a non-hyperinflationary economy and presents its financial statements in a hyperinflationary presentation currency, the current period and comparative amounts shall be translated using the closing exchange rate at the most recent reporting date. The amendments also require that, when a presentation currency ceases to be hyperinflationary, the entity shall apply prospectively the general translation requirements of IAS 21.

In addition, specific provisions are introduced for cases in which an entity whose functional and presentation currency is that of a hyperinflationary economy has foreign operations with a non-hyperinflationary functional currency. In these circumstances, the comparative information of those operations is not translated using the closing exchange rate of the current period, but is instead restated by applying the general price index used for restating comparative information in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.

Management is studying the impact that these new regulations and modifications will have on the Group.

At the date of issuance of these Consolidated Financial Statements, there are no other standards or amendments issued by the IASB that are not yet effective and are expected to have a significant effect on the Group.

Scope of consolidation

(a) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group also analyzes whether there is control when it does not hold more than 50% of the voting rights of an entity but does have capacity to define its relevant activities because of de-facto control.

The Group uses the acquisition method of accounting for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the Consolidated Statement of Income and Other Comprehensive Income as “Bargain purchase gains”.

The Group conducts its business through several operating and investment companies, the principal are listed below:

Agricultural Business

	% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2026	06.30.2025	06.30.2024
Cresud's direct equity interest in:
BrasilAgro (1) (2)	Brazil	Agricultural	35.22%	35.22%	35.22%
Futuros y Opciones.Com S.A. (3)	Argentina	Brokerage	51.21%	51.21%	51.21%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA (4)	Argentina	Real estate	55.14%	54.06%	55.40%
JOFSHI S.A.U.	Argentina	Investment	100.00%	100.00%	-
Brasilagro's direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cajueiro Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Ceibo Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cremaq Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Flamboyant Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Jaborandi Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Jaborandi Propriedades Agrícolas S.A.	Brazil	Agricultural	100.00%	100.00%	100.00%
Mogno Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Palmeiras S.A.	Paraguay	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Morotí S.A. (6)	Paraguay	Agricultural	-	100.00%	100.00%
Agrifirma Agro Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Acres del Sud S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A. (7)	Bolivia	Agricultural	-	100.00%	100.00%
Yuchán Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Futuros y Opciones.Com. S.A.'s direct equity interest in:
Amauta Agro S.A. (5)	Argentina	Agricultural	98.25%	98.25%	98.57%
FyO Acopio S.A. (5)	Argentina	Grain warehousing and brokerage	98.25%	98.25%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Helmir S.A.'s direct equity interest in:
FyO Holding S.A.	Uruguay	Investment	50.10%	50.10%	50.10%

(1)

The Group exercises “de facto control” over BrasilAgro as a result of (i) the percentage and concentration of voting rights of the Group, and the absence of other shareholders with significant voting rights, (ii) the absence of a voting agreement among the other shareholders to vote together as a group, and (iii) the record of attendance to Shareholders’ Meetings and the record of votes casted by the other shareholders; the Group’s effective control to direct BrasilAgro’s relevant activities has been exercised through its seat in the Board of Directors. See Note 7 for further information regarding to BrasilAgro.

(2)	Includes interest indirectly held through Helmir.
(3)

As of June 30, 2026, 2025 and 2024, the Group owns 51.75% of the common shares of Futuros y Opciones S.A (FyO). The preferred shares held by FyO management have only economic rights, the voting rights are held by common shareholders.

(4)	Includes indirect participation of Cresud through Helmir as of June 30, 2024. As of June 30, 2026 and 2025 Helmir does not own any stake in IRSA.
(5)	Includes direct participation of Cresud.
(6)	Agropecuaria Morotí S.A. was merged into the subsidiary Palmeiras S.A., which assumed its assets and liabilities as from April 17, 2026.
(7)	Yatay Agropecuaria S.A. was merged into the subsidiary Yuchán Agropecuaria S.A., which assumed its assets and liabilities as from June 1, 2026

Urban Properties and Investments Business

	% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2026	06.30.2025	06.30.2024
IRSA's direct equity interest:
ECLASA	Argentina	Investment	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Ritelco S.A.U.	Argentina	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Arcos	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa	Argentina	Real estate	100.00%	100.00%	100.00%
PAMSA	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata S.A. (2)	Argentina	Real estate	-	-	100.00%
SHEFA INVESTMENTS	Argentina	Design and software development	89.44%	93.63%	98.67%
Shefa Fiduciaria S.A.U.	Argentina	Trustee company	100.00%	100.00%	100.00%
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	100.00%	100.00%
LOS GALLEGOS, Martínez Navarro y Cía. S.A.	Argentina	Real estate	100.00%	-	-
TIENDA LOS GALLEGOS S.A.	Argentina	Real estate	100.00%	-	-
ECLASA’s direct equity interest
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Palermo Invest S.A. (3)	Argentina	Investment	100.00%	-	-
Tyrus S.A.'s direct equity interest in:
DFL y DN B.V.	Bermudas/ Netherlands	Investment	99.65%	99.65%	99.63%
Shefa Holding LLC	United States	Investment	100.00%	100.00%	100.00%
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Liveck Ltd. (4)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%
DFL's direct equity interest in:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

(1)	The Group has consolidated the investment in Llao Llao Resorts S.A. considering its equity interest and a shareholders agreement that confers its majority of votes in decision-making process.
(2)	Merged into IRSA as of July 1, 2024.
(3)	Includes ECLASA and IRSA’s equity interest
(4)	Includes Tyrus and IRSA’s equity interest

Except for the aforementioned items, the percentage of votes does not differ from the stake.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in subsidiaries are considered significant. Quantitatively, the Group considers significant those entities that individually represent at least 20% of the equity attributable to the total non-controlling interest at the end of each year. Likewise, within the qualitative aspects, the specific risks to which each individual entity is exposed, its performance and the importance that each entity has within the Group are taken into account, among other factors.

(b) Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – i.e., as transactions with the owners in their capacity as owners. The recorded value corresponds to the difference between the fair value of the consideration paid and/or received and the relevant share acquired and/or transferred of the carrying value of the net assets of the subsidiary.

Summarized financial information on subsidiaries with material non-controlling interests and other information are included in Note 7.

(c) Disposal of subsidiaries with loss of control

When the Group ceases to have control over a subsidiary, any retained interest in the entity is re-measured at its fair value at the date when control is lost, with changes in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d) Associates and joint arrangements

Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and less than 50% of the voting rights. Joint arrangements are arrangements over which the Group and another party or parties exercise joint control through a contractual arrangement. Under IFRS 11, investments in joint arrangements are classified as either joint ventures or joint operations depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

Investments in associates and joint ventures are accounted for under the equity method. Under the equity method of accounting, interests in joint ventures are initially recognized in the Consolidated Statement of Financial Position at cost and adjusted thereafter to recognize the Group’s share of post-acquisition profits or losses and other comprehensive income in the Consolidated Statement of Income and Other Comprehensive Income.

The Group determines at each reporting date whether there is any objective evidence that the investment in associates and joint ventures is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value and recognizes such difference in "Share of profit / (loss) of associates and joint ventures" in the Consolidated Statement of Income and Other Comprehensive Income.

Profits and losses resulting from transactions between the Group and the associate are recognized in the Group's financial statements only to the extent of the interests in the associates of the unrelated investor. Unrealized losses are eliminated unless the transaction reflects signs of impairment of the value of the asset transferred. The accounting policies of associates are modified to ensure uniformity within Group policies.

The Group takes into account quantitative and qualitative aspects to determine which investments in associates are considered significant.

Note 8 includes summary financial information and other information of the Group's associates.

Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision-Maker (“CODM”), responsible for allocating resources and assessing performance. The operating segments are described in Note 6.

Foreign currency translation

(a) Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (´the functional currency’). The Consolidated Financial Statements are presented in Argentine Pesos, which is the Group’s presentation currency.

(b) Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the Consolidated Statement of Income and Other Comprehensive Income within other financial income, as appropriate, unless they have been capitalized.

(c) Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(a)	assets, liabilities and goodwill for each Consolidated Statement of Financial Position presented are translated at the closing rate at the date of that financial position;
(b)

income and expenses for each Statement of Comprehensive Income and Other Comprehensive Income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(c)	all resulting exchange differences are recognized in the Consolidated Statement of Comprehensive Income and Other Comprehensive Income.

The accounting policy of the Group consists in accounting for the translation difference of its subsidiaries by the “step-by-step” method according to IAS 21.

Investment properties

Investment properties are those properties owned by the Group that are held either to earn long-term rental income or for capital appreciation, or both, and that are not occupied by the Group for its own operations. Investment properties also includes properties that are being constructed or developed for future use as investment property. The Group also classifies as investment properties land whose future use has not been determined yet. The Group’s investment properties primarily comprise the Group’s portfolio of shopping malls and offices, certain property under development and undeveloped land.

Additionally, the Group reflects the value of economically “buildable potentials” in those properties that meet the following requirements: a) have buildable potential that is legally viable based on the application of approved Planning Codes and / or specific Ordinances. and b) have economic and commercial viability either due to their realization market or their constructive feasibility (see Note 9). If due to regulatory or legal regulations and commercial and/or economic aspects, the buildable potential can only be made by the Group and it has not been built yet, the asset value is not recognized.

When a property is partially owner-occupied, with the rest being held for rental income or capital appreciation, the Group accounts for the portions separately. The portion that is owner-occupied is accounted for as property, plant and equipment under IAS 16 “Property, Plant and Equipment” and the portion that is held for rental income or capital appreciation, or both, is treated as investment property under IAS 40 “Investment Property”.

Investment properties are measured initially at cost. Cost comprises the purchase price and directly attributable expenditures, such as legal fees, certain direct taxes, commissions and in the case of properties under construction, the capitalization of financial costs.

For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and property is in condition to start operating.

Direct expenses related to lease contract negotiation (as well as payment to third parties for services rendered and certain specific taxes related to execution of such contracts) are capitalized as part of the book value of the relevant investment properties and amortized over the term of the lease.

Borrowing costs associated with properties under development or undergoing major refurbishment are capitalized. The finance cost capitalized is calculated using the Group’s weighted average cost of borrowings after adjusting for borrowings associated with specific developments. Where borrowings are associated with specific developments, the amount capitalized is the gross interest incurred on those borrowings less any investment income arising on their temporary investment. Finance cost is capitalized from the commencement of the development work until the date of practical completion. The capitalization of finance costs is suspended if there are prolonged periods when development activity is interrupted. Finance cost is also capitalized on the purchase cost of land or property acquired specifically for redevelopment but only when activities necessary to prepare the asset for redevelopment are in progress.

After initial recognition, investment properties are carried at fair value. Investment properties that are being redeveloped for continuing use as investment properties or for which the market has become less active, continues to be measured at fair value. Investment properties under construction are measured at fair value if the fair value is considered to be reliably determinable. Investment properties under construction for which the fair value cannot be determined reliably, but for which the Group expects that the fair value of the property will be reliably determinable when construction is completed, are measured at cost less impairment until the fair value becomes reliably determinable or construction is completed, whichever is earlier.

Fair values are determined differently depending on the type of property being measured.

Generally, fair value of farmlands, office buildings and land reserves is based on comparable active market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset (Level 2). If this information is not available, the Group uses alternative valuation methods, such as recent prices in less active markets or discounted cash flow projections.

The fair value of the Group’s portfolio of Shopping Malls is based on discounted cash flow projections. This method of valuation is commonly used in the shopping mall industry in the region where the Group conducts its operations (Level 3).

As required by Resolution 576/10 of the CNV, valuations are performed as of the financial position date by accredited professional appraisers who have recognized and relevant professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the Consolidated Financial Statements. The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.

Subsequent expenditure is capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost of the asset can be measured reliably. All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.

Changes in fair values are recognized in the Consolidated Statement of Comprehensive Income and Other Comprehensive Income under the line item “Net gain from fair value adjustment of investment properties”.

Asset transfers, including assets classified as investment properties which are reclassified under other items or vice-versa, may only be carried out when there is a change of use evidenced by: a) commencement of occupation of real property by the Group, where investment property is transferred to property, plant and equipment; b) commencement of development activities for sale purposes or the Group’s intention for its commercialization is modified, where investment property is transferred to property for sale; c) the end of Group occupation, where it is transferred from property, plant and equipment to investment properties or to investment property, depending on the purpose the Group decides to assign to it; or d) commencement of an operating lease transaction with a third party, where properties for sale are transferred to investment property. The transfer of investment properties to other items is carried out at the fair value of the asset on the date of change of use and said fair value is the cost of the property for the purposes of subsequent accounting according to the applicable standard. If an owner-occupied property is converted to investment property, the Group values the property at the corresponding carrying amount prior to transfer and classifies it as investment property at fair value on the date of change of use. The Group will treat any difference, as of that date, between the determined carrying amount of the property and the fair value, in the same way in which it would record a revaluation applying IAS 16. A transfer from inventories to Investment properties, will be accounted for by recognizing the result between its previous book value and its fair value and any difference between the fair value of the property at that date and its previous carrying amount will be recognized in the result of the fiscal year.

The Group may sell an investment property when it considers it is not core to its ongoing rental business activities. Where the Group disposes of a property at fair value in an arm’s length transaction, the carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in the Statement of Comprehensive Income and Other Comprehensive Income in the line “Net (loss) / gain from fair value adjustments of investment properties”.

Investment properties are derecognized when they are disposed of, bartered or when they are permanently withdrawn from use and no future economic benefits are expected to arise from their disposals. The disposal or barter of properties is recognized when the significant risks and rewards have been transferred to the buyer. As for unconditional agreements, proceeds are accounted for when title to property passes to the buyer and the buyer intends to make the respective payment. In the context of conditional agreements, disposals are recognized only after the conditions to which the agreements are subject have been satisfied. Where consideration receivable for the sale of the properties is deferred, it is discounted to present value.

The difference between the discounted amount and the amount receivable is treated as interest income and recognized over the period using the effective interest method. Direct expenses related to the sale are recognized in the line "other operating results, net" in the Consolidated Statement of Comprehensive Income and Other Comprehensive Income at the time they are incurred.

Property, plant and equipment

This category primarily comprises buildings or portions of a building used for administrative purposes, machines, computers, and other equipment, motor vehicles, furniture, fixtures and fittings, as well as improvements to real estate, among others.

The Group also has some hotel properties. Based on the respective contractual arrangements with hotel managers and/or given their directly operated nature, the Group considers it retains significant exposure to the variations in the cash flows of the hotel operations, and accordingly, hotels are treated as owner-occupied properties and classified under "Property, plant and equipment".

All property, plant and equipment (“PPE”) is stated at acquisition cost less accumulated depreciation and impairment, if any. The acquisition cost includes expenditures, which are directly attributable to the acquisition of the items. For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and the property is in a condition to start operating.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Such costs may include the cost of improvements and replacement of parts as they meet the conditions to be capitalized. The carrying amount of those parts that are replaced is derecognized. Repairs and maintenance are recognized as incurred in the Consolidated Statement of Income and Other Comprehensive Income. Depreciation, based on a component approach, is calculated using the straight-line method to allocate the cost over the assets’ estimated useful lives.

The remaining useful life as of June 30, 2026 is as follows:

Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 30 years
Others	Between 3 and 10 years

As of each fiscal year-end, an evaluation is performed to determine the existence of indicators of any decrease in recoverable value or useful life of assets. If there are any indicators, the recoverable amount and/or residual useful life of impaired asset(s) is estimated, and an impairment adjustment is made, if applicable. As of each fiscal year-end, the residual useful life of assets is estimated and adjusted, if necessary. The book amount of an asset is reduced to its recoverable value if the book value is greater than its estimated recoverable value.

Gains and losses from the sale of these assets are recognized when control is transferred to the buyer. This will normally take place on unconditional exchange, generally when legal title passes to the buyer and it is probable that the buyer will pay. For conditional exchanges, sales are recognized when these conditions are satisfied.

Gains and losses on disposals are determined by comparing the proceeds, net of direct expenses related to such sales, with the carrying amount. Gains and losses from the disposal of farmlands are disclosed within “Gains from disposal of farmlands” in the Consolidated Statement of Income and Other Comprehensive Income. All other gains and losses from the disposal of property, plant and equipment items are recognized within “Other operating results, net” in the Consolidated Statement of Comprehensive Income and Other Comprehensive Income.

When assets of property, plant and equipment are transferred to investment property, the difference between the value at cost transferred and the fair value of the investment property is allocated to a reserve within equity.

Group's sugarcane fields are recognized as bearer plants under the definition included in IAS 41. For this reason, they are accounted as property, plant and equipment and are valued at amortized cost.

Leases

A Group company is the lessor

Properties leased out to tenants under operating leases are included in “Investment properties” in the Consolidated Statement of Financial Position. See Note 2.23 for the recognition of rental income.

A Group company is the lessee

Leases are recorded pursuant to IFRS 16. The Group recognizes an asset for the right of use and a liability at present value with respect to those contracts that meet the definition of a lease in accordance with the standard.

The Group has entered into some operating lease agreements, mainly related to agribusiness activities. By virtue of these contracts, the Group leases land open for agricultural exploitation during one or more crop seasons. The lease price is generally set at a fixed amount in dollars or at a certain number of quintals of soybeans (or equivalent measurement unit) during the entire lease term. Lease payments can be made in installments or in advance at the beginning of the lease. The lease costs are recognized in the Consolidated Statement of Income and Other Comprehensive Income in relation to the degree of ripeness of the harvest since the Group considers that this systematic base is more representative of the time pattern of the leases’ benefits.

Additionally, the Group maintains other operating leases not related to agricultural activity, mainly associated with the leasing of offices. Payments, including prepayments, made under operating leases (net of any incentives received from the lessor) are charged to the Consolidated Statement of Income and Other Comprehensive Income on a straight-line basis over the period of the lease.

The Group acquires certain specific assets (especially machinery, computer equipment and real estate operating concessions) under leases pursuant to IFRS 16. Assets so acquired are recorded as an asset at the present value of the minimum future lease payments (the rate used by the Group is between 8.00% and 12.82%). Capitalized lease assets are depreciated over the shorter of the estimated useful life of the assets and the lease term. The finance charges are charged over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Leases falling within the IFRS 16 exemption, where the Group acts as lessee are charged to results at the time they accrue. They mainly include contracts for less than one year and/or for non-material items.

Intangible assets

(a) Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill is initially measured as the difference between the fair value of the consideration transferred, plus the amount of non-controlling interest in the acquisition and, in business combinations achieved in stages, the acquisition-date fair value of the previously held equity interest in the acquisition; and the net fair value of the identifiable assets and liabilities assumed on the acquisition date.

Goodwill is not amortized but tested for impairment at each fiscal year-end, or more frequently if there is an indication of impairment.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, referred to as cash-generating units (“CGU”). In order to determine whether any impairment loss should be recognized, the book value of CGU or CGU Groups is compared against its recoverable value. Net book value of CGU and CGU Groups include goodwill and assets with limited useful life (such as, investment properties, property, plant and equipment, intangible assets and working capital).

(b) Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met: (i) it is technically feasible to complete the software product so that it will be available for use; (ii) management intends to complete the software product and use or sell it; (iii) there is an ability to use or sell the software product; (iv) it can be demonstrated how the software product will generate probable future economic benefits; (v) adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and (vi) the expenditure attributable to the software product during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the software product include the software development employee costs and an appropriate portion of relevant overheads.

Other development expenditures that do not meet these criteria are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Computer software development costs recognized as assets are amortized over their estimated useful lives, which does not exceed 3 years.

Trading properties

Trading properties comprise those properties either intended for sale or in the process of construction for subsequent sale. Trading properties are measured at cost, limited to their recoverable amount. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the trading properties to their present location and condition.

The Group also enters into barter transactions where it normally exchanges undeveloped parcels of land or other assets with third-party developers for future property to be constructed on the bartered land. The Group generally receives monetary assets as part of the transactions and/or a right to receive future units to be constructed by developers. Upon receipt, such units will be classified according to the intended use of the asset. When the Group’s intention is to sell the rights without waiting for the delivery of the units, these rights are recognized as trading properties.

Such rights are initially recognized at cost (which is the fair value of the land assigned) and are not adjusted later, unless there is any sign of impairment.

Inventories

Inventories include assets held for sale in the ordinary course of the Group’s business activities, assets in production or construction process for sale purposes, and materials, supplies or other assets held for consumption in the process of producing sales and/or services.

Supplies used in the Group's agricultural activities comprise fertilizers, agrochemicals, vaccines, seeds, feed for livestock and other items, while the harvested agricultural produce comprise harvested grains and cropped sugar cane.

For the Group’s operations in Argentina and Brazil, harvested crops are perpetually measured at net realizable value until the point of sale because there is an active market for such products, there is a negligible risk that the produce will not be sold and there is a well-established practice in the industry of measuring the inventories at net realizable value. Changes in net realizable value are recognized in the Consolidated Statement of Income and Other Comprehensive Income in the year in which they arise under the line item “Changes in net realizable value of agricultural produce after harvest”.

Net realizable value is the estimated selling price in the ordinary course of business less selling expenses. It is determined on an ongoing basis, taking into account the product type and aging, based on the accumulated prior experience with the useful life of the product. The Group periodically reviews the inventory and its aging and books an allowance for impairment, as necessary.

The cost of consumable supplies, materials and other assets is determined using the weighted average cost method, the cost of inventories of mobile phones, related accessories and spare parts is priced under the moving average method, and the cost of the remaining inventories is priced under the first in, first out (FIFO) method.

Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Inventories are recorded at the cash cost and the difference between that and the actual amount paid is treated as finance cost.

Inventories are measured at the lower of cost or net realizable value.

Biological assets and agriculture produce at the point of harvest

Biological assets comprise unharvested crops (mainly corn, wheat, soybeans and sunflower), sugarcane, livestock (breeding and dairy cattle and cattle held for sale) and other less significant biological assets such as sheep and tree plantations.

The Group distinguishes between consumable and bearer biological assets. Consumable biological assets are those assets that may be harvested as agricultural produce or sold as biological assets, for example livestock held for sale. Bearer biological assets are those assets capable of producing more than one harvest, for example sugarcane, dairy cattle and breeding cattle. Consumable biological assets are generally classified as current while bearer biological assets are generally classified as non-current.

Expenses relating to the agricultural activity include items such as planting, harvesting, irrigation, agrochemicals, fertilizers, veterinary services and others. The Group elected to capitalize all costs as part of the biological assets.

The line item “Cost of sales and services from agricultural business” within “Costs” in the Consolidated Statement of Income and Other Comprehensive Income represents the recognition as an expense of agricultural produce held in inventory, valued at either cost or net realizable value, as applicable, or biological assets valued at fair value less costs to sell.

Either the fair value of a biological asset in its present location and condition is determined based on the present value of expected net cash flows from the biological asset discounted at a current market-determined pre-tax rate or the current quoted market price in the most relevant market.

Biological assets are measured at fair value less costs to sell on initial recognition and at each Consolidated Statement of Financial Position date, except where fair value cannot be reliably measured. Cost approximates fair value when little or no biological transformation has taken place since the costs were originally incurred or the impact of biological transformation on price is not expected to be material. Costs to sell include all incremental costs directly attributable to the sale of the biological assets, excluding finance costs and income taxes.

Additionally, the Group’s costs of planting the sugarcane are accounted for as property, plant and equipment and are valued at amortized cost. The growing agricultural product of sugarcane is classified as a biological asset and valued at fair value less costs to sell.

The gain or loss arising from initial recognition of a) agricultural produce and b) biological assets at fair value less costs to sell and from a change in fair value less costs to sell of a biological asset is recognized in profit or loss in the year in which occur within the line item “Initial recognition and changes in fair value of biological assets and agricultural produce at the point of harvest”.

Financial instruments

The Group classifies financial assets in the following categories: those to be measured subsequently at fair value, and those to be measured at amortized cost. This classification depends on whether the financial asset is an equity investment or a debt investment.

Debt investments

A debt instrument is classified at amortized cost when it is held with the objective of collecting the contractual cash flows that represent solely payments of principal and interest. Otherwise, it is measured at fair value through profit or loss.

Financial assets measured at amortized cost are initially recognized at fair value and subsequently at amortized cost using the effective interest rate method, with the related results recognized in “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income. The Group assesses at each year-end the impairment of its financial assets measured at amortized cost, recognizing the corresponding losses when there are indications of impairment.

Financial assets measured at fair value through profit or loss are initially recognized at fair value, and transaction costs are recognized in profit or loss. The Group has not designated debt instruments at fair value through profit or loss to eliminate accounting mismatches. Changes in fair values and gains from disposal of financial assets measured at fair value through profit or loss are recorded within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income.

Equity investments

All equity investments, which are neither subsidiaries nor associate companies nor joint ventures of the Group, are measured at fair value. Equity investments that are held for trading are measured at fair value through profit or loss. For all other equity investments, the Group can make an irrevocable election at initial recognition to recognize changes in fair value through other comprehensive income rather than profit or loss. The Group decided to recognize changes in fair value of equity investments through changes in profit or loss.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the Consolidated Statement of Income and Other Comprehensive Income.

In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In the other cases, the Group records a gain or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable transactions observable in the market for the same type of instrument or if based on a technical valuation that only inputs observable market data. Unrecognized gains or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in factors (including time) that market participants would consider upon setting the price.

Gains/losses on debt instruments measured at amortized cost and not identified for hedging purposes are charged to income where the financial assets are derecognized or an impairment loss is recognized, and during the amortization process under the effective interest method. The Group is required to reclassify all affected debt investments when and only when its business model for managing those assets changes.

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) can be reliably estimated. The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate.

Financial assets and liabilities are offset, and the net amount reported in the Consolidated Statement of Financial Position, when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments and options

Derivative financial instruments are measured at fair value.

The Group manages exposures to various risks using different financial instruments. The Group does not use derivative financial instruments for speculative purposes. To date, the Group has used future contracts, put and call options, and foreign currency forward contracts, as appropriate.

Trading derivatives are classified as current assets or liabilities in the Consolidated Statement of Financial Position. Gains and losses on derivatives are classified according to their nature. Gains and losses on commodity derivatives are classified within the line item “Other operating results, net” in the Consolidated Statement of Income and Other Comprehensive Income. Gains and losses on all other derivatives are classified within the line item “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income.

The fair values of financial instruments that are traded in active markets are measured by reference to quoted market prices. The fair value of financial instruments that are not quoted in an active market is determined by using valuation techniques. The Group selects from a variety of valuation methods and uses assumptions that are mainly based on existing market conditions at each year-end.

Groups of assets and liabilities held for sale

Groups of assets and liabilities are classified as held for sale when the Group is expected to recover their value by means of a sale transaction (rather than through use) and where such sale is highly probable. Groups of assets and liabilities held for sale are valued at the lower of their net book value and fair value less selling costs.

Trade and other receivables

Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

An allowance for doubtful accounts is recorded based on the expected loss of the receivables portfolio.

For significant non-homogeneous receivables, the Group generally measures impairment based on an individual analysis. When they are evaluated individually, the Group recognizes the allowance for impairment as the difference between the book value of the receivable and the present value of future cash flows, taking into account the existing guarantees, if applicable. This allowance for doubtful accounts considers the financial situation of the debtor, their resources, payment history and, if applicable, the value of the guarantees provided.

For non-significant homogeneous receivables, the Group assesses the impairment by grouping these receivables based on characteristics of similar risks, considering the type of asset, the delinquency condition and other relevant factors. The Group considers different factors to calculate the amount of the allowance for impairment which, in its opinion, represent the expected losses over the life of the receivables. When determining the allowance for doubtful accounts, the Group considers, among other factors: (i) the delinquency of the receivables, (ii) the history of losses and the general behavior of the clients, (iii) the trends in volumes and terms of the receivables, (iv) the Group’s experience in credit management, (v) national and local economic trends, (vi) credit concentrations by individual size and type of credit, and (vii) the effect of other external factors.

The amount of the allowance is calculated as the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced by the allowance, and the amount of the loss is recognized in the Consolidated Statement of Income and Other Comprehensive Income within “Selling expenses”. Subsequent recoveries of amounts previously written off are recognized in the line “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income.

Trade and other payables	Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.
Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as finance cost over the period of the borrowings using the effective interest method.

Provisions

Provisions are recognized when: (i) the Group has a present (legal or constructive) obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are not recognized for future operating losses.

The Group bases its accruals on up-to-date developments, estimates of the outcomes of the matters and legal counsel’s experience in contesting, litigating and settling matters. As the scope of the liabilities becomes better defined or more information is available, the Group may be required to change its estimates of future costs, which could have a material adverse effect on its results of operations and financial condition or liquidity.

Provisions are measured at the present value of the cash flows expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provisions due to passage of time is recognized in the Consolidated Statement of Income and Other Comprehensive Income.

Employee benefits

(a) Defined contribution plans

The Group operates a defined contribution plan, which is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current year or prior periods. The contributions are recognized as employee benefit expenses in the Consolidated Statement of Income and Other Comprehensive Income in the fiscal year they are due.

(b) Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or as a result of an offer made to encourage voluntary termination as a result of redundancy.

(c) Bonus plans

The Group recognizes a liability and an expense for bonuses based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

(d) Defined benefit plans

The Group’s net obligation concerning defined benefit plans are calculated on an individual basis for each plan, estimating the future benefits employees have gained in exchange for their services in the current and prior periods. The benefit is disclosed at its present value, net of the fair value of the plan assets. Calculations are made on an annual basis by a qualified actuary.

(e) Share-based payments

The fair value of share-based payments is measured at the date of grant. The Group measures the fair value using the valuation technique that it considers to be the most appropriate to value each class of award. Methods used may include Black-Scholes calculations or other models as appropriate. The valuations take into account factors such as non-transferability, exercise restrictions and behavioral considerations.

The fair value of the share-based payment is expensed and charged to income under the straight-line method over the vesting period, during which the right to the equity instrument becomes irreversible. This valuation is determined based on the most accurate estimate available for the expected quantity of equity instruments likely to vest. If subsequent information becomes available, indicating a variance from the initial estimates in terms of the number of equity instruments expected to vest, these estimates are subject to revision.

Current income tax and deferred income tax

Tax expense for the year comprises the charge for tax currently payable and deferred income. calculated in accordance with the regulations in force in the jurisdictions where the Group operates (Argentina, Brazil, Bolivia, Paraguay, Uruguay, United States, Bermuda, British Virgin Islands, the Netherlands, and Israel).

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the date of the Consolidated Statement of Financial Position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available, against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except for deferred income tax liabilities where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

The Group assesses the recoverability of deferred tax assets and records provisions for uncertain tax positions. Quantitative details are disclosed in Note 23.

Cash and cash equivalents	Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term liquid investments with original maturities of three months or less. Bank overdrafts are not included.
Revenue recognition

The Group identifies contracts with customers and evaluates the goods and services committed therein to determine performance obligations and their classification between performance obligations that are satisfied at a given time or over time.

Revenue from satisfaction of performance obligations at a given time is recognized when the client obtains control of the committed asset or service considering whether there is a right to collection, if the client has the physical possession, if the client has the legal right and if they have transferred the risks and benefits.

In accordance with IFRS 15, the Group recognizes revenues over time from the sales of real estate developments in which there is no alternative use for the asset and the Group has the right to demand payment of the contract. When these conditions are not met, the income is recognized at the time of delivery or deed, depending on the case, when the risk transfers are completed, the collection is reasonably assured and there is a price already determined.

Revenue from satisfaction of performance obligations over time for real estate developments is recognized by measuring progress towards compliance with the obligation when it can be measured reliably. For this measurement, the Group uses the input method, that is, the effort consumed by the entity and determines the percentage of progress based on the estimate of the total development costs.

The Group's revenue is recognized at the probable value of the consideration to which it will be entitled in exchange for transferring the products or services to the customer which is not expected to suffer significant changes.

Agricultural activities

Revenue from Group’s agricultural activities comes primarily from sales of agricultural produce and biological assets, from provision of services related to the activity and from leases of farmlands.

The Group also provides agricultural-related (including but not limited to watering and feedlot services) and brokerage services to third parties. Revenue from services are recognized when services are effective rendered.

The Group also leases land to third parties under operating lease agreements. Lease income is recognized on a straight-line basis over the period of the lease.

•	Sale of goods

Revenue from sales of grains and sugarcane sales is recognized when performance obligations are met, which consists of transforming the significant risks and benefits of ownership of the goods are transferred to the purchaser, usually when the products are delivered to the purchaser at the determined location, according to the agreed sales terms.

In the case of grains, the Group normally enters into forward contracts under which the Group is entitled to determine the sale price for the total or partial volume of grains sold, through the delivery date, based on formulas contractually agreed upon. In some cases, the formulas used to determine the sales price are stated in U.S. Dollars.

Upon the delivery of grains, revenue is recognized based on the price determined for each client considering the foreign exchange rate on the delivery date when applicable. After the grains are delivered to the client, the quality and final weight are assessed, and the final price of the transaction is agreed upon, which result in adjusting the original contractual amounts, and any foreign exchange rate variation through the settlement date.

•	Sale of farms

Revenue from sale of farms is not recognized until performance obligations are met, which consists of: (i) the sale be in completed, (ii) the Group has determined that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Group has transferred all risks and rewards to the buyer and does not have a continuing involvement. Usually this coincides with the buyer making the first down payment, moment when the transfer of possession is completed, according to the contractual terms. The result from sales of farms is presented in the Consolidated Statement of Income and Other Comprehensive Income as “Gain from disposal of farmlands” net of the related cost.

•	Sales of beef cattle

Revenue from the sale of beef cattle is recognized when performance obligations are met, which consists of transferring the material risks and the benefits of cattle ownership to the buyer, usually when the cattle is delivered to the buyer at the specified place, in accordance with the terms of the sale agreed upon.

As for the sale of beef cattle, the Group’s operation consists basically of a project involving the production and sale of beef calves after weaning (this process is called rearing). However, some animals that prove to be infertile may be sold to meat packers for slaughtering. At Paraguay operations, the project consists in fattening and selling these animals for slaughtering. The pricing for sale of cattle is based on the market price of the arroba of fed cattle in the respective market (the arroba price is verified on the transaction date), the animal weight, plus the premium related to the category. The sale of cattle in Brazil and Paraguay operations, in turn, considers the price of the arroba of fed cattle or heifer/cow on the date of sale in the respective market, applied to carcass yields.

Urban properties and investments activities

•	Rental and services - Shopping malls portfolio

Revenues derived from business activities developed in the Group’s shopping malls mainly include rental income under operating leases, admission rights, commissions and revenue from several complementary services provided to the Group’s lessees.

The Group has determined that, in all operating leases, the lease term for accounting purposes matches the term of the contract. The Group concluded that, even though a lease is cancellable under law, tenants would incur significant “economic penalties” if the leases are terminated prior to expiry. The Group considered that these economic penalties are of such amount that continuation of the lease contracts by tenants appears to be reasonably certain at the inception of the respective agreements. The Group reached this conclusion based on factors such as: (i) the strategic geographical location and accessibility to customers of the Group’s investment properties; (ii) the nature and tenure of tenants (mostly well-known local and international retail chains); (iii) limited availability of identical revenue-producing space in the areas where the Group’s investment properties are located; (iv) the tenants’ brand image and other competitive considerations; (v) tenants’ significant expenses incurred in renovation, maintenance and improvements on the leased space to fit their own image; (vi) the majority of the Group’s tenants only have stores in shopping malls with a few or none street stores. See details in Note 24.

Lessees of rental space located within shopping malls are generally required to pay the higher of: (i) a base monthly rent (the “Base Rent”) and (ii) a specific percentage of gross monthly sales recorded by the Lessee (the “Contingent Rent”), which generally ranges between 2% and 12% of the lessees’ gross sales. In addition, in accordance with the standard terms of the typical commercial lease, the Base Rent is adjusted at that time by the Consumer Price Index (CPI) in Argentina.

In addition, some leases include provisions that set forth variable rent based on specific volumes of sales revenue and other types of ratios.

Rental income from shopping malls, admission rights and commissions, are recognized in the Consolidated Statement of Income and Other Comprehensive Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

Contingent rents, i.e. lease payments that are not fixed at the inception of a lease, are recorded as income in the periods in which they are known and can be determined. Rent increases are recognized when such increases have been agreed with tenants.

The Group’s lease contracts also provide that common area maintenance charges and collective promotion funds of the Group’s shopping malls are borne by the corresponding lessees, generally on a proportional basis. These common area maintenance charges include all expenses necessary for various purposes including, but not limited to, the operation, maintenance, management, safety, preservation, repair, supervision, insurance and enhancement of the shopping malls. The lessor is responsible for determining the need and suitability of incurring a common area expense. The Group makes the original payment for such expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. Service charge income is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

Under the terms of the leases, lessees also agree to participate in collective promotion funds (“CPF”) to be used in advertising and promoting the Group’s shopping malls. Each lessee’s participation generally equals a percentage calculated based on the monthly accrued rental prices. Revenue so derived is also included under rental income and services segregated from advertising and promotion expenses. Such expenses are charged to income when incurred.

On the other hand, revenue includes income from managed operations and other services such as car parking spaces. Those revenues are recognized on an accrual basis as services are provided.

•	Rental and services - Offices and other rental properties

Rental income from offices and other rental properties include rental income from offices leased out under operating leases, income from services and recovery of expenses paid by tenants.

Rental income from offices and other rental properties is recognized in the Consolidated Statement of Income and Other Comprehensive Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

A substantial portion of the Group’s leases requires the tenant to reimburse the Group for a substantial portion of operating expenses, usually a proportionate share of the allocable operating expenses. Such property operating expenses include necessary expenses such as property operating, repairs and maintenance, security, janitorial, insurance, landscaping, leased properties and other administrative expenses, among others. The Group manages its own rental properties. The Group makes the original payment for these expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. The Group accrues reimbursements from tenants as service charge revenue in the period the applicable expenditures are incurred and is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

•	Sales and Development activities

Revenue from sale and developments of real estate properties primarily comprises the results from the sale of trading properties. Results from the sale of properties are recognized only when the control has been transferred to the buyer. This normally takes place on unconditional exchange of contracts (except where payment or completion is expected to occur significantly after exchange). For conditional exchanges, sales are recognized when these conditions are satisfied.

The Group also enters into barter transactions where the Group normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land and on occasion, the Group also receives cash as part of the transactions. Legal title to the land together with all risks and rewards of ownership are transferred to the developer upon sale. The Group generally requires the developer to issue insurances or to mortgage the land in favor of the Group as performance guarantee. In the event the developer does not fulfill its obligations, the Group forecloses on the land through the execution of the mortgage or the surety insurances, together with a cash penalty.

The Group determines that its barters have commercial substance and that the conditions for recording the income from the transfer of parcels or land are met at the time the swap operation is carried out. Revenues are recorded at the fair value of the goods delivered, adjusted as appropriate by the amount of cash received, and it will be recognized in the Consolidated Statement of Income and Other Comprehensive Income and other comprehensive income depending on the specific category in which the exchanged asset is classified. If the asset falls under the Investment properties category, the revenue will be recognized under the line 'Net gain from fair value adjustment of investment properties.' However, if the asset is classified as Trading properties, the revenue will be recognized as operating income from the sale of trading properties. In exchange for the parcels or land transferred, the Group generally receives cash and / or a right to receive future units that are part of the projects to be built on the parcels or land exchanged. Such rights are initially recognized at cost (witch is the fair value of the land assigned as of the transaction date) and are not adjusted later, unless there is any sign of impairment.

The Group may sell the residential apartments to third-party homebuyers once they are finalized and transferred from the developer. In these circumstances, revenue is recognized when the control is transferred to the buyer. This will normally take place when the deeds of title are transferred to the homebuyer.

However, the Group may market residential apartments during construction or even before construction commences. In these situations, buyers generally surrender a down payment to the Group with the remaining amount being paid when the developer completes the property and transfers it to the Group, and the Group in turn transfers it to the buyer. In these cases, revenue is not recognized until the apartments are completed and the transaction is legally completed, that is when the apartments are transferred to the homebuyers and deeds of title are executed. This is because in the event the residential apartments are not completed by the developer and consequently not delivered to the homebuyer, the Group is contractually obligated to return to the homebuyer any down payment received plus a penalty amount. The Group may then seek legal remedy against the developer for non-performance of its obligations under the agreement. The Group exercised judgment and considers that the most significant risk associated with the asset the Group holds (i.e. the right to receive the apartments) consisting of the non-fulfillment of the developer's obligations (i.e. to complete the construction of the apartments) has not been transferred to the homebuyers upon reception of the down payment.

•	Revenue from hotels

Revenue income from hotel operations mainly includes room services, gastronomy and other services. Revenue from the sale of products is recognized when the product is delivered and the significant risks and rewards of ownership are transferred to the buyer. Revenue from the sale of services is recognized when the service is provided.

Cost of sales

Cost of sale of urban property business and investments:

The cost of sales includes the cost of selling the operation and management of shopping malls maintained by the Group as part of its real estate investments.

Cost of sales of agricultural business:

The line " Cost of sales and services from agricultural business" within the Group's costs in the Consolidated Statement of Income and Other Comprehensive Income represents the cost of sales of agricultural products included in inventories, valued at cost or net realizable value, as appropriate, or biological assets valued at fair value less costs to sell.

See Notes 2.11 and 26 to these financial statements for more information about Costs.

Cost of borrowings and capitalization

The costs for general and specific loans that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. The general loan costs are capitalized according to the average debt rate of the Group. Foreign exchange differences for loans in foreign currency are capitalized if they are considered an adjustment to interest costs. The interest earned on the temporary investments of a specific loan for the acquisition of qualifying assets is deducted from the eligible costs to be capitalized. The rest of the costs from loans are recognized as expenses in the period in which they are incurred.

Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of new common shares or options are shown in equity as a deduction, net of tax, from the proceeds.

When any Group’s subsidiary purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled or reissued. When such common shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects, is included in equity.

Instruments issued by the Group that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or another financial asset are classified as equity.

Comparability of information	The balances as of June 30, 2025 and 2024 that are disclosed for comparative purposes were restated in accordance with IAS 29, see Note 2.1.